Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 567,788	$ 557,170	$ 517,403
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	48,036	59,992	64,368
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	23,082	43,103
Write-offs	(12,941)	(23,733)
Transfers	(17,365)	(18,761)
Property, plant and equipment at year-end	$ 3,989	$ 11,213	$ 10,604